Organization - Additional Information (Detail)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Organization [Line Items]
VIE's net asset balance	¥ 3,371,080,756	$ 490,303,358	¥ 1,260,007,622
Net carrying amount of the subordinated tranches of automobile backed loans	292,099,059	42,484,046	191,002,602
Subordinated Tranche [Member]
Organization [Line Items]
Net carrying amount of the subordinated tranches of automobile backed loans	¥ 50,564,859	$ 7,354,354	¥ 49,468,402